8. Indirect taxes, charges and contributions recoverable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
IndirectTaxesChargesAndContributionsRecoverableLineItems [Line Items]
Indirect taxes, charges and contributions recoverable	R$ 1,243,633	R$ 1,192,765
Current portion	(420,284)	(280,254)
Non-current portion	823,349	912,511
Imposto sobre Circulacao de Mercadorias Servicos [Member] | Indirect [Member]
IndirectTaxesChargesAndContributionsRecoverableLineItems [Line Items]
Indirect taxes, charges and contributions recoverable	1,201,502	1,152,741
Other [Member] | Indirect [Member]
IndirectTaxesChargesAndContributionsRecoverableLineItems [Line Items]
Indirect taxes, charges and contributions recoverable	R$ 42,131	R$ 40,024